CINDY SHY, P.C.
                  A professional law corporation
______________________________________________________________________________
2157 S. Lincoln Street, Suite 202                  Salt Lake City, Utah 84106
Telephone (801) 323-2392                                   Fax (801) 364-5645



                         August 31, 2005

Division of Corporation Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

     RE:  Pacific WebWorks, Inc.
          Form SB-2 Registration Statement
          filed on or about August 31, 2005

Division of Corporation Finance:

Pacific WebWorks, Inc. (the "Company") is filing through EDGAR and pursuant to the provisions of Regulation S-T the above-identified registration statement. The Company submitted the registration fee for the registration statement by wire transfer to Mellon Bank on or about August 30, 2005.

On behalf of the Company, I request your prompt attention to this registration statement. The Company desires that the registration statement becomes effective by September 20, 2005.

Please feel free to call me at (801) 323-2392 if there is anything I, or the Company, can do to facilitate your review of this registration statement. Thank you for your prompt attention to this matter.


                              Sincerely,

                              /s/  Cindy Shy

                              Cindy Shy
                              Attorney